RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Related party	$ 68,460	$ 9,960
Related party
RELATED PARTY TRANSACTIONS
Convertible note	739,457	157,000
Due to related parties, current	739,457	157,000
Sponsor
RELATED PARTY TRANSACTIONS
Related party	68,460	9,960
Promissory note with related party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	400,000
Convertible note	0	0
Due to related parties, current	0	0
Working capital loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	582,457	157,000
Maximum loans convertible into warrants	$ 1,500,000
Debt instrument convertible conversion price1	$ 1.00
Convertible note	$ 739,457	157,000
Due to related parties, current	739,457	157,000
Administrative support agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month	10,000
Expenses incurred	120,000	75,000
Related party	$ 63,600	$ 5,100